Basis of Presentation and General Information	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information
The accompanying combined financial statements include the accounts of European Institute of Regional Investments Inc. and Agricultural Paneuropean Investments Inc. (collectively, the “Company” or “C3is Inc. Predecessor”) for the period from January 1, 2022 to October 18, 2022. European Institute of Regional Investments Inc. was formed under the laws of the Marshall Islands on March 12, 2021 (the “Inception Date”) and Agricultural Paneuropean Investments Inc. was formed under the laws of the Marshall Islands on April 21, 2022. The Company owned and operated two handysize drybulk carriers, the vessel Eco Bushfire, acquired on March 26, 2021 and the vessel Eco Angelbay, acquired on May 6, 2022, which provided worldwide marine transportation services under time charters. On July 7, 2022, the Company entered into an agreement to sell its vessels to Imperial Petroleum Inc. (“IMPP”) for $39.0 million (Note 3). The sales were concluded with the delivery of the vessel Eco Bushfire to IMPP on September 21, 2022 and the vessel Eco Angelbay on October 19, 2022. Therefore, October 18, 2022 is the last date of operations of C3is Inc. Predecessor and the last date of the periods covered by the accompanying combined financial statements. The Company is affiliated with the family of the CEO of IMPP and as such the Company and IMPP are related parties. IMPP contributed the companies that currently own the vessels Eco Bushfire and Eco Angelbay to its wholly-owned subsidiary, C3is Inc., in exchange for common shares and preferred shares in C3is Inc. IMPP spun off C3is inc. by distributing the common shares of C3is Inc. to holders of the common stock of IMPP and to holders of the outstanding warrants of IMPP on June 21, 2023.
The reporting and functional currency of the Company is the United States Dollar. The combined financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and present the combined results of operations of the Company and its cash flows for the period from January 1, 2022 to October 18, 2022.
These financial statements are presented as if the businesses of European Institute of Regional Investments Inc. and Agricultural Paneuropean Investments Inc. had been combined throughout the periods presented. All intercompany accounts and transactions between the entities comprising the Company have been eliminated in the accompanying combined financial statements.
Effective from June 1, 2021 to September 21, 2022, the vessel Eco Bushfire was managed by Brave Maritime Corporation S.A. (the “Manager”), a related party. For the period from its acquisition on March 26, 2021 to May 31, 2021, the vessel Eco Bushfire was managed by an unrelated party. The vessel Eco Angelbay was managed by the Manager for the period from its acquisition on May 6, 2022 to October 18, 2022. The Manager is a company incorporated in Liberia in 1987 and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).
During the period from January 1, 2022 to October 18, 2022, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period ended October 18, 2022
A	27%
B	14%
C	29%
D	10%

1.	Basis of Presentation and General Information
C3is Inc. (“C3is”) was formed by Imperial Petroleum Inc. (“the former Parent Company”) on July 25, 2022 under the laws of the Republic of the Marshall Islands. Initial share capital of C3is consisted of 500 common shares. Imperial Petroleum Inc. spun off its two Handysize drybulk carriers by contributing to C3is its interest in Drybulk International Trading and Shipping Inc. and in Raw Commodities & Exports Inc. (“Initial Fleet”), each one owning one Handysize drybulk carrier, and $5,000,000 in cash for working capital purposes. The contribution was completed on June 20, 2023 in exchange for 2,122 newly issued common shares and 600,000 5.00% Series A Perpetual Convertible Preferred Shares (the “Series A Preferred Shares”) in C3is. On June 21, 2023, Imperial Petroleum Inc., distributed the 2,122 common shares in C3is to the shareholders and warrant holders of Imperial Petroleum Inc. on a pro rata basis (the “Spin off”) and retained the 600,000 Series A Preferred Shares.
On July 7, 2022, European Institute of Regional Investments Inc. and Agricultural Paneuropean Investments Inc. (collectively, “C3is Inc. Predecessor”) entered into an agreement to sell their vessels to Dry Bulk International Trading and Shipping Inc. and Raw Commodities and Exports Inc., respectively, for $39 million (Note 5). C3is Inc. Predecessor is affiliated with the family of the CEO of IMPP and as such the Company and C3is Inc. Predecessor are related parties. On September 21, 2022, Dry Bulk International Trading and Shipping Inc. acquired the vessel Eco Bushfire from European Institute of Regional Investments Inc. and on October 19, 2022 Raw Commodities and Exports Inc. acquired the vessel Eco Angelbay from Agricultural Paneuropean Investments Inc.
The accompanying consolidated financial statements include the accounts of C3is and its subsidiaries, (collectively, the “Company”). The Initial Fleet has been accounted using the historical carrying costs of its assets and liabilities from their dates of incorporation. For periods up to June 21, 2023, the accompanying financial statements reflect the financial position and results of the carve-out operations
of the Initial Fleet. In addition, for periods, up to June 21, 2023, net former Parent Company contributions to equity, which represent finance of part or all of the acquisition cost of the Initial Fleet, have been accounted for through the net former Parent Company investment account. Net former Parent Company investment represents IMPP’s interest in the Company’s net assets including the Company’s accumulated results, and the net cash contributions from and to IMPP. The reporting and functional currency of the Company is the United States Dollar.
At December 31, 2024, the Company’s fleet was comprised of 3 Handysize drybulk carriers and 1 Aframax crude oil tanker providing worldwide marine transportation services under long, medium or short-term charters.
At December 31, 2024, the Company had a working capital deficit of $2,351,516, cash and cash equivalents and time deposits of $12,589,049 and four unencumbered vessels. As of December 31, 2024, the Company has remaining obligations for the acquisition of one vessel (Note 3) totaling $14,715,810 payable in April 2025. The Company expects to finance its working capital deficit with operational cash flows, debt issuances, or a combination of debt and equity issuances, if required. During January 2024 and March 2024, the Company completed two equity issuances and raised gross proceeds of $13,147,990 (Note 8). In the event the debt and equity issuances are not sufficient, the Company may consider selling one of its unencumbered vessels. Therefore, there is no substantial doubt about the Company’s ability to continue as a going concern, for a reasonable period of time. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.

The Company’s vessels are managed by Brave Maritime Corporation S.A., a company controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive

Officer, since June 21, 2023. Brave Maritime Corporation S.A. is incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Before the completion of the
Spin-off
on June 21, 2023, the Company’s vessels were managed by Stealth Maritime Corporation S.A., a company controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive Officer. Stealth Maritime Corporation S.A.is a company incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Brave Maritime Corporation S.A. and Stealth Maritime Corporation S.A. are herein referred to as the “Manager”.
At December 31, 2024, the subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	04/07/2022	Eco Bushfire	32,000	21/09/2022
Raw Commodities & Exports Inc.	04/07/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	06/07/2023	Afrapearl II	115,804	14/07/2023
Spitfire Dragon Transport Inc.	10/04/2024	Eco Spitfire	33,664	10/05/2024
On April 12, 2024, on December 31, 2024, and on April 3, 2025, the Company effected a
1-for-100,
a
1-for-2.5 and
a
1-for-6
reverse stock splits, of its shares of common stock (collectively referred to as “RSS”), respectively. All share and per share amounts disclosed in these consolidated financial statements give effect to the RSS, retroactively, for all periods presented. The par value and other terms of the Company’s shares of common stock were not affected by the reverse stock split. Furthermore, in connection with the reverse stock splits, the exercise price of the Company’s outstanding warrants increased and the number of shares issuable upon their exercise decreased in accordance with their terms, subject to further adjustments as described in Note 8.
During the period from July 25, 2022 to December 31, 2022 and the years ended December 31, 2023 and 2024, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
A	38%	—	—
B	20%	—	—
C	12%	—	—
D	30%	—	—
E	—	24%	—
F	—	22%	27%
G	—	—	10%
H	—	—	14%